Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Restricted stock units at $73.60 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares		$ 73.6	$ 73.6
Restricted stock units at $44.40 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares		$ 44.4	44.4
Restricted stock units at $24.48 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares			$ 24.48
Restricted stock units at $4.11 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares	$ 4.11